Short-Term Bank Loans - Summary of Short-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 5,564	$ 799	¥ 15,085	¥ 15,085
Short-term bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings	¥ 5,564			¥ 15,085